Loans from related parties	12 Months Ended
Dec. 31, 2023
Loans from related parties
Loans from related parties	17Loans from related parties

	December 31,	December 31,
	2023	2022
	£ 000	£ 000
Current loans and borrowings
Loans from related parties	—	—